Fair Value (Narrative) (Details) - Level 3	Sep. 30, 2024 JPY (¥)	Mar. 31, 2024 JPY (¥)
Minimum | Price volatility
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	6.67	4.21
Minimum | Discount factor
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	0.0133	0.0083
Maximum | Price volatility
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	100.00	100.00
Maximum | Discount factor
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	0.1036	0.1187
Weighted average | Price volatility
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	95.61	83.38
Weighted average | Discount factor
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	0.1011	0.1151